Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2020	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2020
5 8	Possible impact of amendments, new standards and interpretations issued but not yet effective for the year ended December 31, 2020
Up to the date of issue of these financial statements, the IASB has issued a number of amendments, and new standards which are not yet effective for the year ended December 31, 2020 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group.

Effective for accounting periods beginning on or after
Amendments to IFRS 3, Reference to the Conceptual Framework	January 1, 2022
Amendments to IAS 16, Property, Plant and Equipment: Proceeds before Intended Use	January 1, 2022
Amendments to IAS 37, Onerous Contracts — Cost of Fulfilling a Contract	January 1, 2022
Annual Improvements to IFRS Standards 2018-2020 Cycle	January 1, 2022
The Group is in the process of making an assessment of what the impact of these developments is expected to be in the period of initial application. So far it has concluded that the adoption of them is unlikely to have a significant impact on the consolidated financial statements.